Share-Based Compensation Plans - Unrecognized Compensation (Details) - Tradeweb Markets LLC - Successor	12 Months Ended
Dec. 31, 2018 USD ($)
Equity-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 24,853,000
Weighted average recognition period	1 year 8 months 12 days
Cash-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 419,000
Weighted average recognition period	1 year 9 months 18 days
Stock Options
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 33,460,000
Weighted average recognition period	10 months 24 days